PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSE -provision for unpaid losses and loss adjustment expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Dec. 31, 2017
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
Outstanding losses reported	$ 22,709,784	$ 13,558,734
IBNR	32,278,056	19,024,874
Total unpaid losses and loss adjustment expenses	$ 54,987,840	$ 32,583,608	$ 103,591,163	$ 71,111,610	$ 18,721,005	$ 7,244,232